27. Operating costs and expenses	12 Months Ended
Dec. 31, 2020
Operatings Costs And Expenses [Abstract]
Operating costs and expenses
27.	Operating costs and expenses

	2020				2019
	Cost of services rendered and goods sold	Marketing expenses	General and administrative expenses	Total	Cost of services rendered and goods sold	Marketing expenses	General and administrative expenses	Total

	(7,996,615)	(4,443,027)	(1,673,290)	(14,112,932)	(7,433,731)	(4,986,289)	(1,717,859)	(14,137,879)

Personnel	(58,024)	(632,231)	(321,967)	(1,012,222)	(53,392)	(624,353)	(392,984)	(1,070,729)
Outsourced services	(587,835)	(1,743,644)	(538,584)	(2,870,063)	(569,242)	(2,041,646)	(512,643)	(3,123,531)
Interconnection and connection media	(1,672,655)	-	-	(1,672,655)	(1,419,464)	-	-	(1,419,464)
Depreciation and amortization	(4,569,064)	(247,666)	(710,282)	(5,527,012)	(4,132,223)	(256,898)	(739,860)	(5,128,981)
Taxes, fees and contributions	(28,675)	(761,152)	(23,809)	(813,636)	(32,120)	(817,369)	(18,846)	(868,335)
Rentals and reinsurance	(316,650)	(107,550)	(15,753)	(439,953)	(291,302)	(121,795)	(20,590)	(433,687)
Cost of goods sold	(756,060)	-	-	(756,060)	(931,818)	-	-	(931,818)
Advertising	-	(377,184)	-	(377,184)	-	(355,234)	-	(355,234)
Losses on doubtful accounts (note 6)	-	(552,817)	-	(552,817)	-	(748,291)	-	(748,291)
Other	(7,652)	(20,783)	(62,895)	(91,330)	(4,170)	(20,703)	(32,936)	(57,809)

	2018
	Cost of services provided and goods sold	Marketing expenses	General and administrative expenses	Total

	(7,701,418)	(4,970,780)	(1,608,319)	(14,280,517)

Personnel	(36,514)	(637,177)	(357,878)	(1,031,569)
Third-party services	(518,762)	(2,169,624)	(451,990)	(3,140,376)
Interconnection and means of connection	(2,513,176)	-	-	(2,513,176)
Depreciation and amortization	(3,119,954)	(162,804)	(671,562)	(3,954,320)
Taxes, fees and contributions	(31,754)	(866,197)	(18,333)	(916,284)
Rent and insurance	(591,226)	(146,877)	(67,387)	(805,490)
Cost of goods sold	(883,912)	-	-	(883,912)
Publicity and advertising	-	(421,588)	-	(421,588)
Losses on doubtful accounts	-	(544,881)	-	(544,881)
Other	(6,120)	(21,632)	(41,169)	(68,921)

The Company makes contributions to public or private pension insurance plans on a mandatory, contractual or voluntary basis while the employee is on the staff of the company. Such plans do not bring any additional obligations to the company. If the employee ceases to be part of the company's staff in the period necessary to have the right to withdraw contributions made by sponsors, the amounts to which the employee is no longer entitled and which may represent a reduction in the company's future contributions to active employees, or a cash refund of these amounts, are released as assets.